Segment Information	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010	Oct. 02, 2010 Ergotron, Inc	Dec. 31, 2009 Ergotron, Inc
SEGMENT INFORMATION

(E)	SEGMENT INFORMATION

The Company is a diversified manufacturer of innovative, branded residential and commercial building products, operating within four reporting segments:

•	the Residential Ventilation Products (“RVP”) segment,

•	the Technology Products (“TECH”) segment,

•	the Residential Air Conditioning and Heating Products (“R-HVAC”) segment and

•	the Commercial Air Conditioning and Heating Products (“C-HVAC”) segment.

Through these segments, the Company manufactures and sells, primarily in the United States, Canada and Europe, a wide variety of products for the remodeling and replacement markets, the residential and commercial new construction markets, the manufactured housing market and the personal and enterprise computer markets.

The Company’s performance is significantly impacted by the levels of residential replacement and remodeling activity, as well as the levels of residential and non-residential new construction. New residential and non-residential construction activity and, to a lesser extent, residential remodeling and replacement activity are affected by seasonality and cyclical factors such as interest rates, credit availability, inflation, consumer spending, employment levels and other macroeconomic factors, over which the Company has no control.

The RVP segment primarily manufactures and sells room and whole house ventilation and other products primarily for the professional remodeling and replacement markets, the residential new construction market and the do-it-yourself (“DIY”) market. The principal products sold by this segment include kitchen range hoods, exhaust fans (such as bath fans and fan, heater and light combination units) and indoor air quality products.

The TECH segment, formerly known as the Home Technology Products (“HTP”) segment, manufactures and distributes a broad array of products designed to provide convenience and security for residential and certain commercial applications. The principal product categories sold in this segment include audio/video distribution and control equipment, security and access control products, and digital display mounting and mobility products.

The R-HVAC segment manufactures and sells heating, ventilating and air conditioning systems for site-built residential and manufactured housing structures and certain commercial markets. The principal products sold by the segment are split-system and packaged air conditioners and heat pumps, air handlers, furnaces and related equipment.

The C-HVAC segment manufactures and sells heating, ventilating and air conditioning systems for custom-designed commercial applications to meet customer specifications. The principal products sold by the segment are large custom rooftop cooling and heating products.

The Company evaluates segment performance based on operating earnings before allocations of corporate overhead costs. Intersegment net sales and intersegment eliminations are not material for any of the periods presented. The financial statement impact of all purchase accounting adjustments, including intangible assets amortization and goodwill, are reflected in the applicable operating segment, which are the Company’s reporting units.

Unaudited net sales, operating earnings and (loss) earnings before benefit from income taxes for the Company’s reporting segments for the third quarter of 2011 and 2010 were as follows:

	For the Third Quarter of
	2011	2010
	(Dollar amounts
	in millions)

Net sales:
Residential ventilation products	$146.5	$146.0
Technology products	196.1	139.7
Residential HVAC products	98.0	119.0
Commercial HVAC products	111.2	91.9

Consolidated net sales	$551.8	$496.6

Operating earnings (loss):
Residential ventilation products	$4.1	$13.4
Technology products	13.6	13.9
Residential HVAC products	—	4.4
Commercial HVAC products	4.9	0.7

Subtotal	22.6	32.4
Executive retirement (Note L)	(0.2)	—
Unallocated, net	(8.4)	(5.7)

Consolidated operating earnings	14.0	26.7
Interest expense	(24.6)	(22.9)
Investment income	—	0.1

(Loss) earnings before benefit from income taxes	$(10.6)	$3.9

Unaudited net sales, operating earnings and loss before benefit from income taxes for the Company’s reporting segments for the first nine months of 2011 and 2010 were as follows:

	For the First Nine Months of
	2011	2010
	(Dollar amounts
	in millions)

Net sales:
Residential ventilation products	$447.9	$453.1
Technology products	534.0	349.4
Residential HVAC products	306.7	361.3
Commercial HVAC products	316.7	272.7

Consolidated net sales	$1,605.3	$1,436.5

Operating earnings (loss):
Residential ventilation products	$22.9	$43.2
Technology products	34.3	10.4
Residential HVAC products	4.7	18.6
Commercial HVAC products	5.1	5.3

Subtotal	67.0	77.5
Executive retirement (Note L)	(8.7)	—
Unallocated, net	(21.6)	(19.5)

Consolidated operating earnings	36.7	58.0
Interest expense	(81.0)	(69.9)
Loss from debt retirement	(33.8)	—
Investment income	0.1	0.1

Loss before benefit from income taxes	$(78.0)	$(11.8)

12.	SEGMENT INFORMATION AND CONCENTRATION OF CREDIT RISK

The Company is a diversified manufacturer of innovative, branded residential and commercial building products, operating within four reporting segments:

• the Residential Ventilation Products (“RVP”) segment,

•	the Technology Products (“TECH”) segment,

•	the Residential Air Conditioning and Heating Products (“R-HVAC”) segment and

•	the Commercial Air Conditioning and Heating Products (“C-HVAC”) segment.

Through these segments, the Company manufactures and sells, primarily in the United States, Canada and Europe, a wide variety of products for the remodeling and replacement markets, the residential and commercial new construction markets, the manufactured housing market and the personal and enterprise computer markets.

The Company’s performance is significantly impacted by the levels of residential replacement and remodeling activity, as well as the levels of residential and non-residential new construction. New residential and non-residential construction activity and, to a lesser extent, residential remodeling and replacement activity are affected by seasonality and cyclical factors such as interest rates, credit availability, inflation, consumer spending, employment levels and other macroeconomic factors, over which the Company has no control.

The RVP segment primarily manufactures and sells room and whole house ventilation and other products primarily for the professional remodeling and replacement markets, the residential new construction market and the do-it-yourself (“DIY”) market. The principal products sold by this segment include kitchen range hoods, exhaust fans (such as bath fans and fan, heater and light combination units) and indoor air quality products.

The TECH segment, formerly known as the Home Technology Products (“HTP”) segment, manufactures and distributes a broad array of products designed to provide convenience and security for residential and certain commercial applications. The principal product categories sold in this segment include audio/video distribution and control equipment, security and access control products, and digital display mounting and mobility products.

The R-HVAC segment manufactures and sells heating, ventilating and air conditioning systems for site-built residential and manufactured housing structures and certain commercial markets. The principal products sold by the segment are split-system and packaged air conditioners and heat pumps, air handlers, furnaces and related equipment.

The C-HVAC segment manufactures and sells heating, ventilating and air conditioning systems for custom-designed commercial applications to meet customer specifications. The principal products sold by the segment are large custom rooftop cooling and heating products.

Sales of the Company’s kitchen range hoods and exhaust fans within the RVP segment accounted for approximately 14.1% and 10.3%, respectively, of consolidated net sales for 2010, approximately 14.2% and 10.3%, respectively, of consolidated net sales in 2009 and approximately 15.0% and 10.2%, respectively, of consolidated net sales in 2008. Sales of the Company’s commercial air handlers within the C-HVAC segment accounted for approximately 11.8%, 11.3% and 12.5% of consolidated net sales in 2010, 2009 and 2008, respectively. No other single product class accounts for 10% or more of consolidated net sales.

The accounting policies of the segments are the same as those described in Note 4, “Summary of Significant Accounting Policies”. The Company evaluates segment performance based on operating earnings before allocations of corporate overhead costs. Intersegment net sales and intersegment eliminations are not material for any of the periods presented. The financial statement impact of all purchase accounting adjustments, including intangible assets amortization and goodwill, are reflected in the applicable operating segment, which are the Company’s reporting units. Unallocated assets consist primarily of cash and cash equivalents, marketable securities, prepaid and deferred income taxes, deferred debt expense and long-term restricted investments and marketable securities.

Net sales and operating earnings (loss) for the Company’s segments and pre-tax (loss) earnings for the Company are presented in the table that follows for the periods presented:

			Predecessor
	Successor		Jan. 1, 2009 -
	Jan. 1, 2010 -	Dec. 20, 2009 -	Dec. 19, 2009	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	(Restated)	Dec. 31, 2008
	(Amounts in millions)
Net sales:
Residential ventilation products	$602.7	$15.1	$567.9	$715.9
Technology products	463.6	13.3	387.5	514.1
Residential HVAC products	470.5	8.9	417.3	524.5
Commercial HVAC products	362.5	6.7	391.2	515.2

Consolidated net sales	$1,899.3	$44.0	$1,763.9	$2,269.7

Operating earnings (loss):
Residential ventilation products(1)	$56.1	$0.7	$53.3	$(391.9)
Technology products(2)	12.1	1.0	(275.0)	(39.2)
Residential HVAC products(3)	23.6	(0.8)	16.0	(176.8)
Commercial HVAC products(4)	5.7	(2.0)	41.7	34.2

Subtotal	97.5	(1.1)	(164.0)	(573.7)
Unallocated:
Pre-petition reorganization items	—	—	(22.5)	—
Loss contingency related to the Company’s indemnification of a lease guarantee	—	—	3.9	(6.4)
Unallocated, net(5)	(26.9)	(0.1)	(20.8)	(29.9)

Consolidated operating earnings (loss)	70.6	(1.2)	(203.4)	(610.0)
Interest expense	(95.7)	(3.6)	(135.6)	(134.7)
Loss from debt retirement	—	—	—	(9.9)
Investment income	0.1	—	0.2	0.8

(Loss) earnings before gain on reorganization items, net	(25.0)	(4.8)	(338.8)	(753.8)
Gain on reorganization items, net (Note 3)	—	—	619.1	—

(Loss) earnings before (benefit) provision for income taxes	$(25.0)	$(4.8)	$280.3	$(753.8)

(1)	In 2010, includes a reduction in warranty reserves of approximately $4.1 million due to the Company’s change in estimate of expected warranty claims, a decrease in product liability expense approximately $2.1 million as compared to 2009, and charge of approximately $1.9 million related to a product safety upgrade program. In 2009, includes approximately $1.9 million of severance charges related to certain reduction in workforce initiatives.

(2)	In 2010, includes approximately $4.5 million of severance and other charges related to the closure of certain facilities and a gain of approximately $3.0 million related to the reversal of a loss contingency reserve that was previously provided in 2009 related to one of the Company’s subsidiaries. In 2009, includes a loss contingency reserve of approximately $3.0 million related to one of the Company’s subsidiaries and valuation reserves of approximately $2.8 million related to certain assets of a foreign subsidiary that was shutdown in 2010.

(3)	In 2010, includes a decrease in product liability expense approximately $1.3 million as compared to 2009.

(4)	In 2010, includes a reduction in warranty reserves of approximately $0.7 million due to the Company’s change in estimate of expected warranty claims. In 2009, includes approximately $1.1 million of severance charges related to certain reduction in workforce initiatives implemented, approximately $1.3 million of expense related to early lease termination charges, and a gain of approximately $0.6 million related to the sale of assets related to one of the Company’s foreign subsidiaries.

(5)	In 2010, includes a non-cash share-based compensation expense of approximately $2.0 million, a gain of approximately $2.7 million relating to the reversal of a portion of a loss contingency reserve provided in prior periods, and approximately $2.2 million of fees and expenses associated with the acquisition of Ergotron. In 2009, includes a gain of approximately $0.7 million related to the favorable settlement of litigation.

See Note 2, “Reorganization Under Chapter 11 and Current Capital Structure”, Note 3, “Fresh-Start Accounting (Restated)”, Note 7, “Income Taxes”, and Note 11, “Commitments and Contingencies”, with respect to certain other income (expense) items affecting segment earnings (loss).

Depreciation expense, amortization expense and capital expenditures for the Company’s segments are presented in the table that follows for the periods presented:

	Successor		Predecessor
	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -	Jan. 1, 2008 -
	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009	Dec. 31, 2008
	(Amounts in millions)
Depreciation Expense:
Residential ventilation products	$16.2	$0.6	$13.1	$16.0
Technology products	5.9	0.2	5.7	6.3
Residential HVAC products	14.4	0.6	10.0	10.5
Commercial HVAC products	5.8	0.2	5.8	6.8
Unallocated	0.2	—	0.4	0.6

Consolidated depreciation expense	$42.5	$1.6	$35.0	$40.2

Amortization expense:
Residential ventilation products(1)	$18.4	$1.4	$7.0	$9.0
Technology products(2)	18.4	1.6	10.3	13.0
Residential HVAC products(3)	1.7	0.2	0.7	0.8
Commercial HVAC products(4)	10.7	1.4	4.7	5.3
Unallocated	—	—	—	0.3

Consolidated amortization expense	$49.2	$4.6	$22.7	$28.4

Capital Expenditures:
Residential ventilation products	$5.9	$0.1	$5.5	$10.5
Technology products	3.3	0.1	2.5	3.7
Residential HVAC products	3.0	—	1.4	6.3
Commercial HVAC products	7.3	0.3	8.5	4.9
Unallocated	0.3	—	—	—

Consolidated capital expenditures	$19.8	$0.5	$17.9	$25.4

(1)	Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $1.4 million, $0.9 million and $0.4 million for 2010, the 2009 Successor and 2009 Predecessor Periods, respectively.

(2)	Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $9.3 million and $1.2 million for 2010 and the 2009 Successor Period, respectively.

(3)	Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $0.8 million, $0.2 million, $0.1 million and $0.2 million for 2010, the 2009 Successor Period, the 2009 Predecessor Period and the Predecessor year ended December 31, 2008, respectively.

(4)	Includes amortization of excess purchase price allocated to inventory recorded as a non-cash charge to cost of products sold of approximately $0.7 million and $0.8 million for 2010 and the 2009 Successor Period, respectively.

Segment assets for the Company’s reporting segments are presented in the table that follows for the years ended December 31, 2010 and 2009:

	December 31,
	2010	2009
	(Amounts in millions)

Segment Assets:
Residential ventilation products	$706.8	$727.5
Technology products	762.9	338.7
Residential HVAC products	199.7	210.3
Commercial HVAC products	199.6	205.0

	1,869.0	1,481.5
Unallocated:
Cash and cash equivalents, including current restricted cash	57.8	90.9
Prepaid income taxes	16.9	25.4
Other assets, including long-term restricted investments and marketable securities	27.4	21.1

Consolidated assets	$1,971.1	$1,618.9

Foreign net sales were approximately 20.0%, 14.0%, 20.1% and 21.2% of consolidated net sales for the year ended December 31, 2010, the 2009 Successor Period, the 2009 Predecessor Period and the year ended December 31, 2008, respectively. Foreign net sales are attributed based on the location of the Company’s subsidiary responsible for the sale. Excluding financial instruments and deferred income taxes, foreign long-lived assets were approximately 11.4% and 13.7% of consolidated long-lived assets at December 31, 2010 and 2009, respectively.

The Company operates internationally and is exposed to market risks from changes in foreign exchange rates. Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of temporary cash investments and trade receivables. The Company places its temporary cash investments with high credit quality financial institutions and limits the amount of credit exposure to any one financial institution. Concentrations of credit risk with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer base and their dispersion across many different geographical regions. These risks are not significantly dissimilar among the Company’s four reporting segments. Accounts receivable from customers related to foreign operations was approximately 29.6% and 27.0% of total accounts receivable at December 31, 2010 and 2009, respectively.

No single customer accounts for 10% or more of consolidated net sales or accounts receivable.

NOTE D —	SEGMENT INFORMATION

The Company operates within two reporting segments:

•	The Company’s Branded segment offers digital display mounting and mobility product solutions to the consumer and commercial business markets.

•	The Company’s OEM and original design manufacturer (“ODM”) segment is a leading supplier of stands and lifts to OEM customers who manufacture liquid crystal displays.

The Company evaluates segment performance based on operating income. Intersegment net sales and intersegment eliminations are not material for any of the periods presented. Refer to Note E for a split of U.S. and foreign operations.

Unaudited sales, operating income and income before income tax expense for the Company’s reporting segments for the first nine months of 2010 and 2009 were as follows:

	For the Nine Months Ended
	Oct. 2, 2010	Oct. 3, 2009

Sales:
Branded products	$85,347,566	$67,262,048
ODM products	62,453,868	41,945,895

Consolidated net sales	$147,801,434	$109,207,943

Operating income:
Branded products	$15,603,193	$8,162,635
ODM products	5,804,772	4,089,150

Consolidated operating income	21,407,965	12,251,785
Interest expense	(202,570)	(339,520)
Interest income	78,053	22,704
Other, net	133,960	182,160

Income before income tax expense	$21,417,408	$12,117,129

NOTE P —	SEGMENT INFORMATION

The Company operates within two reporting segments:

•	The Company’s Branded segment offers digital display mounting and mobility product solutions to the consumer and commercial business markets.

•	The Company’s OEM and original design manufacturer (“ODM”) segment is a leading supplier of stands and lifts to OEM customers who manufacture liquid crystal displays.

The accounting policies of the segments are the same as those described in Note B. The Company evaluates segment performance based on operating income. Intersegment net sales and intersegment eliminations are not material for any of the periods presented. Unallocated assets consist primarily of cash and cash equivalents, income taxes receivable, current and long-term deferred income taxes and certain components of property, plant and equipment and other assets that are used by both segments. Refer to Note Q for a split of U.S. and foreign operations.

Sales, operating income, income before income tax expense, depreciation and amortization expense, and capital expenditures for the Company’s reporting segments for 2009 were as follows:

2009

Net sales:
Branded products	$91,971,825
ODM products	59,380,195

Consolidated net sales	$151,352,020

Operating income:
Branded products	$10,657,021
ODM products	5,879,630

Consolidated operating income	$16,536,651

Depreciation and Amortization Expense:
Branded products	$3,391,915
ODM products	1,402,781

Consolidated depreciation and amortization expense	$4,794,696

Capital expenditures:
Branded products	$2,147,661
ODM products	1,361,505
Unallocated	300,063

Consolidated capital expenditures	$3,809,229

Segment assets for the Company’s reporting segments as of December 31, 2009 were as follows:

2009

Segment Assets:
Branded products	$18,358,272
ODM products	25,924,650

44,282,922
Other unallocated assets(1)	19,398,409

Consolidated assets	$63,681,331

(1)	Includes certain cash, income tax receivables, deferred income taxes, patents, property, plant and equipment and other assets that are used by both segments.